19. RELATED-PARTY BALANCES AND TRANSACTIONS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Related party revenues	R$ 1,278,751	R$ 880,145	R$ 878,992
Related party expenses	(1,418,282)	(1,176,930)	(1,099,851)
Foreign exchange and monetary variation, net	13,611		(18,398)
Related party transactions, net	(77,124)	(235,236)	(181,478)
Purchases
Disclosure of transactions between related parties [line items]
Related party expenses	(1,418,282)	(1,176,930)	(1,099,851)
Interest
Disclosure of transactions between related parties [line items]
Related party expenses	(16,092)		(3,185)
Sales
Disclosure of transactions between related parties [line items]
Related party revenues	1,278,751	880,145	878,992
Interest
Disclosure of transactions between related parties [line items]
Related party revenues	R$ 64,888	R$ 61,549	R$ 60,964